Investment Objectives and Goals - Hilton Small-MidCap Opportunity ETF	Feb. 24, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Hilton Small-MidCap Opportunity ETF- Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Hilton Small-MidCap Opportunity ETF (the “Fund”) seeks long-term capital appreciation.